SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Weighted average interest rates, bank deposit	2.92%	1.69%
Employees entitled severance monthly deposit, as a percentage of salary	8.33%
Severance expense	$ 3,326,000	$ 2,707,000	$ 2,503,000
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Maximum annual contribution per employee	$ 18,500
Matching contribution expense	2,171,000	1,677,000	1,259,000
Marketing expenses	$ 16,171,000	$ 14,106,000	$ 10,622,000
Antidilutive securities excluded from computation of earnings per share, amount	1,175,311	1,880,018	1,381,114
Aggregate amount of the transaction price allocated to remaining performance obligation	$ 234,000,000
Revenue remaining performance obligations percentage	60.00%
Deferred revenues recognized in the period that were included in the adjusted opening balance	$ 61,829,000
Prepaid expenses and other current assets	6,349,000	$ 7,407,000
Prepaid expenses and other long-term assets	31,863,000	6,060,000
Amortization of deferred contract costs	27,807,000
Deferred contract costs [Member]
Significant Accounting Policies [Line Items]
Prepaid expenses and other current assets	389,000
Prepaid expenses and other long-term assets	$ 25,595,000
First 3% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	100.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	3.00%
Next 2% of Employee Contribution [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 11,000
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	2.00%
Employees Over Fifty Years [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution per employee	$ 24,500
Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	2 years
Expected impact from recognition of ROU assets and liabilities on 2019 consolidated balance sheet	$ 27,000,000
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Contracts costs amortized useful life	3 years
Minimum [Member] | Software [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	11 years
Expected impact from recognition of ROU assets and liabilities on 2019 consolidated balance sheet	$ 33,000,000
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Contracts costs amortized useful life	5 years
Maximum [Member] | Software [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	5 years
Foreign Exchange Forward and Option [Member]
Significant Accounting Policies [Line Items]
Accumulated other comprehensive gain (loss) from currency forward and option transactions	$ (727,000)	277,000
Accumulated other comprehensive gain (loss) from currency forward and option transactions, tax	(99,000)	38,000
Notional amounts	33,988,000
Fair value of derivative asset	1,004,000	0
Foreign Exchange Forward and Option [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	0	683,000
Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Notional amounts	12,081,000
Financial income (loss) from hedging transaction, net	977,000	(796,000)	$ 270,000
Foreign Exchange Forward [Member] | Derivative Assets [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative asset	10,000	315,000
Foreign Exchange Forward [Member] | Derivative Liabilities [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative liability	$ 836,000	$ 0